Loans and borrowings - Current and Non-current (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Loans and borrowings.
Current	$ 6,706	$ 1,174
Non-current	1,074	1,500
Total loans and borrowings	$ 7,780	$ 2,674